Goodwill and Intangible Assets (Details) - Schedule of Expected Future Amortization Expense of Intangible Assets - USD ($)	Sep. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Schedule of Expected Future Amortization Expense of Intangible Assets [Abstract]
2023	$ 184,181	$ 739,193
2024	667,551	673,627
2025	548,521	541,862
2026	503,239	497,497
2027	282,482	277,396
Total	$ 2,185,974	$ 2,729,574	$ 239,195